Share-based compensation - Share option plans - ESOP (Details)												12 Months Ended
	Nov. 27, 2023 Options SFr / shares	Jul. 01, 2023 Options SFr / shares	May 12, 2023 Options SFr / shares	Jan. 01, 2023 Options SFr / shares	Dec. 29, 2022 Options SFr / shares	Oct. 26, 2022 Options SFr / shares	Oct. 06, 2022 Options SFr / shares	Oct. 05, 2022 Options SFr / shares	Aug. 02, 2022 Options SFr / shares	May 02, 2022 Options SFr / shares	Apr. 12, 2022 Options SFr / shares	Dec. 31, 2023 Options SFr / shares	Dec. 31, 2022 Options SFr / shares	Dec. 31, 2021 Options SFr / shares
Share-based compensation
Strike price of options | SFr / shares	SFr 0.043					SFr 0.13
Employee share option plans (ESOP)
Share-based compensation
Vesting period of options granted												4 years	4 years
Exercise period of options granted												10 years	10 years
Beginning balance				777,000								777,000	8,615,885	6,768,460
Exercised												(12,527,235)	(17,240,133)
Granted												13,320,581	9,437,078	1,868,900
Forfeited													(35,830)	(11,475)
Expired														(10,000)
Ending balance												1,570,346	777,000	8,615,885
Beginning balance | SFr / shares				SFr 0.55								SFr 0.55	SFr 2.01	SFr 2.16
Exercised | SFr / shares												0.043	0.13
Granted | SFr / shares												0.13	0.49	1.46
Forfeited | SFr / shares													1.00	1.93
Expired | SFr / shares														2
Ending balance | SFr / shares												SFr 0.32	SFr 0.55	SFr 2.01
Exercisable												686,605	389,668	5,954,115
Employee share option plans (ESOP) | 2023
Share-based compensation
Exercised	(12,527,235)
Granted												13,320,581
Number of options repriced	12,736,209
Strike price of options | SFr / shares	SFr 0.043
Employee share option plans (ESOP) | January 1, 2023
Share-based compensation
Granted				436,677
Granted | SFr / shares				SFr 0.101
Employee share option plans (ESOP) | May 12, 2023
Share-based compensation
Exercised	(12,527,235)
Granted			12,736,209
Granted | SFr / shares			SFr 0.13
Number of options repriced	12,736,209
Employee share option plans (ESOP) | July 1, 2023
Share-based compensation
Granted		147,695
Granted | SFr / shares		SFr 0.106
Employee share option plans (ESOP) | 2022
Share-based compensation
Exercised						(9,085,482)
Granted													9,437,078
Number of options repriced								3,852,657	3,852,657
Strike price of options | SFr / shares								SFr 0.13	SFr 0.19
Employee share option plans (ESOP) | April 12, 2022
Share-based compensation
Exercised						(3,738,258)
Granted											3,840,657
Granted | SFr / shares											SFr 1.00
Number of options repriced								3,840,657	3,840,657
Employee share option plans (ESOP) | April 12, 2022
Share-based compensation
Exercised						(6,000)
Granted											6,000
Granted | SFr / shares											SFr 1.00
Number of options repriced								6,000	6,000
Employee share option plans (ESOP) | April 12, 2022
Share-based compensation
Granted											49,713
Granted | SFr / shares											SFr 1.04
Employee share option plans (ESOP) | May 2, 2022
Share-based compensation
Exercised						(6,000)
Granted										6,000
Granted | SFr / shares										SFr 1.00
Number of options repriced								6,000	6,000
Employee share option plans (ESOP) | October 5, 2022
Share-based compensation
Exercised						(5,332,547)
Granted								5,423,076
Granted | SFr / shares								SFr 0.13
Employee share option plans (ESOP) | October 6, 2022
Share-based compensation
Exercised						(2,677)
Granted							2,677
Granted | SFr / shares							SFr 0.13
Employee share option plans (ESOP) | December 29, 2022
Share-based compensation
Granted					108,955
Granted | SFr / shares					SFr 0.20